Provisions - Maturity Analysis (Details) € in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€) item	Dec. 31, 2016 EUR (€) item
Provisions
Weighted duration of defined benefit plans (in years) | item	13	14
Future benefit payments from defined benefit plans | €	€ 1,670	€ 1,583
Percentage of payments due over five years	80.00%
Percentage of payments related to domestic plans	68.00%